As filed with the Securities and Exchange Commission

on March 12, 2012

Securities Act File No. 33-68124

Investment Company Act File No. 811-7986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 32	☒

(Check appropriate box or boxes)

THE ALGER INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	212-806-8800

HAL LIEBES

FRED ALGER MANAGEMENT, INC.

360 PARK AVENUE SOUTH

NEW YORK, NY 10010

(Name and Address of Agent for Service)

Copy to:

Gary L. Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, NY 10038-4982

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

If appropriate, check the following box:

☐            The post effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment Company Act of 1940,  as  amended,  Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned,  thereto duly authorized, in the City of New York and State of New York on the 12th day of March, 2012.

THE ALGER INSTITUTIONAL FUNDS

		By:	*
Dan C. Chung, President

ATTEST:	/s/ Hal Liebes

Hal Liebes, Secretary

Pursuant to the  requirements  of the Securities Act of 1933, this Amendment has been signed below by the following  persons in the  capacities  and on the dates indicated.

*	President (Principal	March 12, 2012
Dan C. Chung	Executive Officer)

/s/ Michael D. Martins	Treasurer	March 12, 2012
Michael D. Martins

*	Trustee	March 12, 2012
Charles F. Baird, Jr.

*	Trustee	March 12, 2012
Roger P. Cheever

*	Trustee	March 12, 2012
Hilary M. Alger

*	Trustee	March 12, 2012
Lester L. Colbert, Jr.

*	Trustee	March 12, 2012
Nathan E. Saint-Amand

*	Trustee	March 12, 2012
Stephen E. O’Neil

*	Trustee	March 12, 2012
David Rosenberg

*BY: /s/ Hal Liebes
Hal Liebes
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase